Loss per share (Tables)	6 Months Ended
Jun. 30, 2020
Loss per share [abstract]
Loss per Share
	For the period ended June 30,
	2020	2019
Loss attributable to common equity holders	(13,199)	(3,473)
Weighted average number of shares for basic and diluted LPS	8,339,137	3,642,256